UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2006

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Principal
	Amount	Value
U.S. Government Agencies and Instrumentalities - 16.6%
Fannie Mae, 3.25%, 7/12/06	$1,000,000	$999,851
Fannie Mae Discount Notes:
9/29/06	1,925,000	1,904,073
12/29/06	1,000,000	977,476
2/16/07	1,000,000	969,333
3/30/07	1,000,000	962,600
4/27/07	2,479,000	2,375,090
6/1/07	2,000,000	1,904,264
Federal Home Loan Bank:
4.00%, 7/28/06	1,000,000	1,000,000
4.20%, 10/6/06	1,000,000	1,000,000
4.50%, 11/3/06	1,000,000	1,000,000
5.30%, 1/29/07	1,000,000	1,000,000
5.00%, 2/9/07	1,000,000	1,000,000
5.35%, 2/28/07	1,000,000	1,000,000
Freddie Mac:
4.50%, 11/3/06	500,000	500,000
2.30%, 12/26/06	1,000,000	988,214
Freddie Mac Discount Notes:
12/12/06	1,900,000	1,860,444
1/9/07	1,000,000	976,000
2/16/07	1,000,000	969,333
3/6/07	2,000,000	1,933,247
5/1/07	1,000,000	957,862
5/29/07	3,000,000	2,859,730

Total U.S. Government Agencies and Instrumentalities (Cost $27,137,517)		27,137,517

Depository Receipts For U.S. Government Guaranteed Loans - 0.9%
Colson Services Corporation Loan Sets:
6.844%, 7/26/10 (c)(h)(r)	81,494	81,516
6.75%, 1/22/11 (c)(h)(r)	93,315	93,310
7.00%, 3/23/12 (c)(h)(r)	93,317	93,512
6.875%, 5/29/12 (c)(h)(r)	282,063	282,059
6.75%, 8/10/12 (c)(h)(r)	836,603	840,182
6.50%, 9/2/12 (c)(h)(r)	127,653	128,092

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $1,518,671)		1,518,671

Certificates of Deposit - 1.0%
Bank of Cherokee County, 3.50%, 4/21/07 (k)	100,000	100,000
Broadway Federal Bank FSB, 3.61%, 9/15/06 (k)	100,000	100,000
Community Bank of the Bay, 4.02%, 10/7/06 (k)	100,000	100,000
Community Capital Bank, 4.40%, 1/20/07 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 3.55%, 12/18/06 (k)	100,000	100,000
One United Bank, 4.85%, 3/19/07 (k)	100,000	100,000
Self Help Credit Union, 3.96%, 7/14/06 (k)	100,000	100,000
Toronto Dominion Bank, 3.94%, 7/10/06	1,000,000	999,949

Total Certificates of Deposit (Cost $1,699,949)		1,699,949

	Principal
	Amount	Value
Taxable Variable Rate Demand Notes - 77.6%
Akron Hardware Consultants, Inc., 5.40%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,235,000	1,235,000
Berks County Pennsylvania IDA Revenue, 5.50%, 6/1/15, LOC: Wachovia Bank (r)	1,460,000	1,460,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.40%, 6/1/21, LOC: Comercia Bank (r)	5,300,000	5,300,000
California Statewide Communities Development Authority MFH Revenue:
5.46%, 7/1/27, LOC: Bank of the West, C/LOC: CALSTRs (r)	80,000	80,000
5.45%, 12/15/34, LOC: Fannie Mae (r)	1,190,000	1,190,000
5.45%, 12/15/36, LOC: Bank of the West (r)	700,000	700,000
California Statewide Communities Development Authority Special Tax Revenue, 5.38%, 3/15/34, LOC: Fannie Mae (r)	2,950,000	2,950,000
Florida State Housing Finance Corp. MFH Revenue:
Victoria B, 5.39%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Victoria J-2, 5.39%, 10/15/32, LOC: Fannie Mae (r)	2,920,000	2,920,000
5.36%, 11/1/32, LOC: Freddie Mac (r)	1,350,000	1,350,000
Grove City Church of the Nazarene, 5.42%, 2/1/24, LOC: National City Bank (r)	5,602,000	5,602,000
Haskell Capital Partners Ltd., 5.37%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	3,800,000	3,800,000
Heritage Funeral Services LLC, 5.47%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	700,000	700,000
HHH Investment Co., 5.20%, 7/1/29, LOC: Bank of the West (r)	2,220,000	2,220,000
Holland Board of Public Works Home Building Co., 5.47%, 11/1/22, LOC: Wells Fargo Bank (r)	1,110,000	1,110,000
Jobs Co. LLC 5.37%, 5/1/22, LOC: First Commonwealth Bank (r)	2,615,000	2,615,000
Kaneville Road Joint Venture, Inc., 5.42%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,270,000	5,270,000
Lancaster California Redevelopment Agency MFH Revenue, 5.43%, 1/15/35, LOC: Fannie Mae (r)	500,000	500,000
Los Angeles California MFH Revenue, 5.34%, 12/15/34, LOC: Fannie Mae (r)	1,600,000	1,600,000
Main & Walton, Inc. 5.39%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	3,725,000	3,725,000
Maniilaq Association Revenue, 5.25%, 11/1/22, LOC: Washington Mutual Bank, C/LOC: FHLB (r)	700,000	700,000
Meriter Hospital, Inc., 5.40%, 12/1/16, LOC: U.S. Bank (r)	4,400,000	4,400,000
Milpitas California MFH Revenue, 5.35%, 8/15/33, LOC: Fannie Mae (r)	2,500,000	2,500,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.43%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,340,000	1,340,000
MOB Management One LLC, 5.69%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,305,000	1,305,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 5.50%, 5/1/25, LOC: FHLB (r)	3,155,000	3,155,000
New York State MMC Corp. Revenue, 5.25%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.49%, 1/1/31, LOC: Bank of New York (r)	5,300,000	5,300,000
Osprey Management Co. LLC, 5.37%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 5.35%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,640,000	2,640,000
Portage Indiana Economic Development Revenue, 5.57%, 3/1/20, LOC: FHLB (r)	560,000	560,000
Racetrac Capital LLC, 5.49%, 9/1/20, LOC: Regions Bank (r)	5,200,000	5,200,000
Rex Lumber LLC, 5.37%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	7,580,000	7,580,000
Scott Street Land Co., 5.35%, 1/3/22, LOC: Fifth Third Bank (r)	1,400,000	1,400,000
Scottsboro Alabama Industrial Development Board Revenue, 5.37%, 10/1/10, LOC: Wachovia Bank (r)	785,000	785,000
Sea Island Co. 5.61%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,845,000	1,845,000
Shawnee Kansas Private Activity Revenue, 5.26%, 12/1/12, LOC: JPMorgan Chase Bank (r)	3,670,000	3,670,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.65%, 12/1/27, LOC: First Tennessee Bank (r)	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 5.35%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	4,920,000	4,920,000
Southern Indiana Investments Company Two LLC, 5.37%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	2,680,000	2,680,000
St. Joseph County Indiana Economic Development Revenue:
Pine Oaks, 5.62%, 6/1/27, LOC: FHLB (r)	235,000	235,000
Western Manor, 5.62%, 6/1/27, LOC: FHLB (r)	145,000	145,000
St. Paul Minnesota Port Authority Revenue:
5.55%, 3/1/07, LOC: Dexia Credit Local (r)	145,000	145,000
5.45%, 3/1/21, LOC: Dexia Credit Local (r)	1,815,000	1,815,000
Taylor County Kentucky Tax Notes, 5.35%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	3,260,000	3,260,000
Tucson Arizona Airport Authority, Inc. Revenue, 5.41%, 11/1/18, LOC: Bank of America (r)	3,180,000	3,180,000
Tyler Enterprises LLC, 5.37%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	6,670,000	6,670,000
Washington State Housing Finance Commission Revenue:
5.38%, 6/15/32, CA: Fannie Mae (r)	1,365,000	1,365,000
5.38%, 7/15/32, CA: Fannie Mae (r)	865,000	865,000
5.38%, 7/15/34, LOC: Fannie Mae (r)	1,875,000	1,875,000
5.42%, 5/15/35, LOC: Fannie Mae (r)	1,060,000	1,060,000
5.37%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $127,372,000)		127,372,000

	Principal
	Amount	Value
Taxable Municipal Obligations - 0.4%
New York State GO Bonds, 4.20%, 3/15/10, LOC: Dexia Credit Local (mandatory put, 8/3/2006@100)(r)	645,000	645,000

Total Taxable Municipal Obligations (Cost $645,000)		645,000

TOTAL INVESTMENTS (Cost $158,373,137) - 96.5%		158,373,137
Other assets and liabilities, net - 3.5%		5,679,294

NET ASSETS - 100%		$164,052,431

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at June 30, 2006, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2006, the prime rate was 8.25%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value
Equity Securities - 60.9%

Aerospace & Defense - 0.2%
AAR Corp.*	39,400	$875,862

Air Freight & Logistics - 0.6%
EGL, Inc.*	1,700	85,340
Expeditors International Washington, Inc.	12,300	688,923
FedEx Corp.	14,900	1,741,214
United Parcel Service, Inc., Class B	8,500	699,805

		3,215,282

Airlines - 0.2%
Continental Airlines, Inc. Class B*	17,700	527,460
Southwest Airlines Co.	30,700	502,559

		1,030,019

Auto Components - 0.1%
Autoliv, Inc.	5,300	299,821

Automobiles - 0.0%
Harley-Davidson, Inc.	5,000	274,450

Biotechnology - 0.8%
Amgen, Inc.*	57,850	3,773,556
Gilead Sciences, Inc.*	17,105	1,011,932

		4,785,488

Building Products - 0.2%
American Standard Co.’s, Inc.	9,000	389,430
Masco Corp.	29,700	880,308

		1,269,738

Capital Markets - 2.1%
Charles Schwab Corp.	8,700	139,026
Goldman Sachs Group, Inc.	44,900	6,754,307
Legg Mason, Inc.	22,672	2,256,317
Nuveen Investments, Inc.	51,800	2,229,990
SEI Investments Co.	7,100	347,048
T. Rowe Price Group, Inc.	8,614	325,695

		12,052,383

Chemicals - 0.8%
H.B. Fuller Co.	41,400	1,803,798
Lubrizol Corp.	1,200	47,820
Praxair, Inc.	49,100	2,651,400

		4,503,018

Commercial Banks - 1.8%
M&T Bank Corp.	21,200	2,499,904
National City Corp.	5,900	213,521
North Fork Bancorp, Inc.	6,450	194,597
US Bancorp	96,500	2,979,920
Wachovia Corp.	75,100	4,061,408
Wells Fargo & Co.	8,500	570,180

		10,519,530

	Shares	Value
Commercial Services & Supplies - 0.2%
Deluxe Corp.	3,750	65,550
Manpower, Inc.	8,500	549,100
United Stationers, Inc.*	10,900	537,588

		1,152,238

Communications Equipment - 1.5%
Cisco Systems, Inc.*	329,456	6,434,276
Motorola, Inc.	60,000	1,209,000
Qualcomm, Inc.	25,100	1,005,757

		8,649,033

Computers & Peripherals - 2.1%
Apple Computer, Inc.*	5,706	325,927
Dell, Inc.*	83,900	2,047,999
EMC Corp.*	94,512	1,036,797
Hewlett-Packard Co.	46,400	1,469,952
International Business Machines Corp.	81,400	6,253,148
Lexmark International, Inc.*	900	50,247
Western Digital Corp.*	28,280	560,227

		11,744,297

Consumer Finance - 1.2%
American Express Co.	52,200	2,778,084
First Marblehead Corp.	27,200	1,548,768
SLM Corp.	43,400	2,296,728

		6,623,580

Containers & Packaging - 0.0%
Sealed Air Corp.	300	15,624

Diversified Financial Services - 4.2%
Bank of America Corp.	214,257	10,305,762
CIT Group, Inc.	30,800	1,610,532
First Republic Preferred Capital Corp., Preferred (e)	500	532,500
JPMorgan Chase & Co.	150,433	6,318,186
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred	10	1,004,687
WoodBourne Pass-Through Trust, Preferred (e)	20	2,009,375

		23,761,042

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	192,800	5,377,192
BellSouth Corp.	72,200	2,613,640
Manitoba Telecom Services, Inc.	9,310	379,163

		8,369,995

Electric Utilities - 0.4%
Cleco Corp.	61,100	1,420,575
Hawaiian Electric Industries, Inc.	8,700	242,817
IDACORP, Inc.	25,200	864,108

		2,527,500

Electrical Equipment - 0.6%
Acuity Brands, Inc.	23,200	902,712
Cooper Industries Ltd.	1,300	120,796
Genlyte Group, Inc.*	35,100	2,542,293

		3,565,801

Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*	18,100	571,236
Amphenol Corp.	10,350	579,186
Jabil Circuit, Inc.	12,000	307,200
Littelfuse, Inc.*	41,700	1,433,646
Molex, Inc.	4,100	137,637

		3,028,905

Energy Equipment & Services - 1.6%
Grant Prideco, Inc.*	1,600	71,600
Smith International, Inc.	76,700	3,410,849
Unit Corp.*	28,900	1,644,121
Universal Compression Holdings, Inc.*	30,100	1,895,397
Veritas DGC, Inc.*	38,800	2,001,304

		9,023,271

	Shares	Value
Food & Staples Retailing - 0.6%
Supervalu, Inc.	14,300	439,010
Sysco Corp.	12,500	382,000
Walgreen Co.	58,800	2,636,592

		3,457,602

Food Products - 1.7%
General Mills, Inc.	74,600	3,853,836
Hershey Foods Corp.	7,200	396,504
Kellogg Co.	99,500	4,818,785
McCormick & Co., Inc.	14,400	483,120

		9,552,245

Gas Utilities - 0.7%
Energen Corp.	41,100	1,578,651
Oneok, Inc.	74,900	2,549,596

		4,128,247

Health Care Equipment & Supplies - 1.3%
Beckman Coulter, Inc.	4,000	222,200
Becton Dickinson & Co.	40,900	2,500,217
Cytyc Corp.*	11,000	278,960
Dentsply International, Inc.	5,100	309,060
Medtronic, Inc.	91,971	4,315,279

		7,625,716

Health Care Providers & Services - 2.9%
AMERIGROUP Corp.*	49,600	1,539,584
AmerisourceBergen Corp.	67,100	2,812,832
Cardinal Health, Inc.	16,400	1,055,012
Caremark Rx, Inc.	22,200	1,107,114
Coventry Health Care, Inc.*	38,675	2,124,805
Express Scripts, Inc.*	26,800	1,922,632
Health Management Associates, Inc.	14,000	275,940
Laboratory Corp. of America Holdings, Inc.*	36,700	2,283,841
Lincare Holdings, Inc.*	8,500	321,640
McKesson Corp.	56,900	2,690,232
Quest Diagnostics, Inc.	7,224	432,862

		16,566,494

Health Care Technology - 0.0%
Trizetto Group, Inc.*	1,300	19,227

Hotels, Restaurants & Leisure - 0.8%
CKE Restaurants, Inc.	5,200	86,372
Darden Restaurants, Inc.	50,800	2,001,520
Starbucks Corp.*	61,700	2,329,792

		4,417,684

Household Durables - 0.8%
American Greetings Corp.	4,200	88,242
Black & Decker Corp.	21,400	1,807,444
Harman International Industries, Inc.	1,300	110,981
KB Home	3,500	160,475
NVR, Inc.*	400	196,500
Pulte Homes, Inc.	77,400	2,228,346
Yankee Candle Co., Inc.	9,000	225,090

		4,817,078

Household Products - 2.0%
Colgate-Palmolive Co.	10,349	619,905
Kimberly-Clark Corp.	39,200	2,418,640
Procter & Gamble Co.	145,895	8,111,762

		11,150,307

	Shares	Value
Industrial Conglomerates - 1.1%
3M Co.	75,100	6,065,827

Insurance - 3.5%
21st Century Insurance Group	8,200	118,080
Aflac, Inc.	6,750	312,863
Arthur J. Gallagher & Co.	8,500	215,390
Brown & Brown, Inc.	6,000	175,320
Chubb Corp.	41,100	2,050,890
Commerce Group, Inc.	37,400	1,104,796
Conseco, Inc.:
Preferred	80,500	2,239,510
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	7,112
Hartford Financial Services Group, Inc.	19,598	1,657,991
Lincoln National Corp.	12,200	688,568
Odyssey Re Holdings Corp.	19,400	511,190
Phoenix Co.’s, Inc.	6,200	87,296
Principal Financial Group	52,300	2,910,495
Prudential Financial, Inc.	30,100	2,338,770
Safeco Corp.	3,100	174,685
St. Paul Travelers Co.’s, Inc.	89,900	4,007,742
StanCorp Financial Group, Inc.	15,400	784,014
UnumProvident Corp.	33,100	600,103

		19,984,815

Internet & Catalog Retail - 0.0%
Liberty Media Holding Corp. - Interactive *	1,025	17,691

Internet Software & Services - 0.4%
eBay, Inc.*	13,900	407,131
Yahoo!, Inc.*	64,400	2,125,200

		2,532,331

IT Services - 1.5%
Acxiom Corp.	17,600	440,000
Automatic Data Processing, Inc.	88,900	4,031,615
First Data Corp.	53,400	2,405,136
Global Payments, Inc.	18,000	873,900
MPS Group, Inc.*	5,100	76,806
Tyler Technologies, Inc.*	58,100	650,720

		8,478,177

Life Sciences - Tools & Services - 0.1%
Applied Biosystems	4,200	135,870
Waters Corp.*	3,700	164,280

		300,150

Machinery - 2.7%
Cummins, Inc.	21,600	2,640,600
Danaher Corp.	48,741	3,135,021
Deere & Co.	1,500	125,235
Donaldson Co., Inc.	8,625	292,129
Graco, Inc.	10,100	464,398
Illinois Tool Works, Inc.	91,800	4,360,500
Nordson Corp.	19,100	939,338
Parker Hannifin Corp.	12,100	938,960
Terex Corp.*	21,800	2,151,660
Toro Co.	7,500	350,250
Valmont Industries, Inc.	5,800	269,642

		15,667,733

Media - 1.6%
Cablevision Systems Corp.	4,800	102,960
McGraw-Hill Co.’s, Inc.	72,900	3,661,767
Time Warner, Inc.	288,500	4,991,050
Univision Communications, Inc.*	13,800	462,300

		9,218,077

	Shares	Value
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	4,400	364,980

Multiline Retail - 1.2%
Dollar Tree Stores, Inc.*	4,000	106,000
Kohl’s Corp.*	15,700	928,184
Nordstrom, Inc.	47,100	1,719,150
Target Corp.	78,700	3,846,069

		6,599,403

Multi-Utilities - 0.3%
NiSource, Inc.	16,100	351,624
OGE Energy Corp.	35,400	1,240,062

		1,591,686

Office Electronics - 0.2%
Xerox Corp.*	81,900	1,139,229

Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp.	25,500	771,375
EOG Resources, Inc.	95,400	6,615,036
Hugoton Royalty Trust	2,597	77,131
Kinder Morgan, Inc.	34,200	3,416,238
Overseas Shipholding Group, Inc.	43,300	2,561,195
Plains Exploration & Production Co.*	8,000	324,320
St Mary Land & Exploration Co.	14,000	563,500
XTO Energy, Inc.	134,209	5,941,432

		20,270,227

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	22,800	1,419,300

Pharmaceuticals - 2.7%
Barr Pharmaceuticals, Inc.*	42,084	2,006,986
Johnson & Johnson	105,800	6,339,536
Perrigo Co	52,700	848,470
Pfizer, Inc.	269,500	6,325,165

		15,520,157

Real Estate Investment Trusts - 0.6%
Colonial Properties Trust	3,300	163,020
Equity Office Properties Trust	11,200	408,912
FelCor Lodging Trust, Inc.	19,100	415,234
Friedman Billings Ramsey Group, Inc.	19,884	218,127
HRPT Properties Trust	3,600	41,616
New Century Financial Corp.	49,200	2,250,900

		3,497,809

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	15,900	395,910

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	35,300	1,134,542
Integrated Device Technology, Inc.*	11,830	167,749
Intel Corp.	121,000	2,292,950
Lam Research Corp.*	21,200	988,344
MEMC Electronic Materials, Inc.*	1,600	60,000
Micron Technology, Inc.*	108,200	1,629,492
Nvidia Corp.*	10,349	220,330
Texas Instruments, Inc.	117,700	3,565,133

		10,058,540

Software - 2.1%
Adobe Systems, Inc.	70,300	2,134,308
BEA Systems, Inc.*	84,300	1,103,487
BMC Software, Inc.*	26,300	628,570
Compuware Corp.*	47,500	318,250
Intuit, Inc.*	7,500	452,925
Microsoft Corp.	272,009	6,337,810
MRO Software, Inc.*	20,800	417,456
Symantec Corp.*	19,000	295,260

		11,688,066

Specialty Retail - 2.5%
Barnes & Noble, Inc.	33,100	1,208,150
Bed Bath & Beyond, Inc.*	6,300	208,971
Best Buy Co., Inc.	23,800	1,305,192
Gap, Inc.	39,500	687,300
Home Depot, Inc.	133,050	4,761,859
Lowe’s Co.’s, Inc.	30,900	1,874,703
Office Depot, Inc.*	13,000	494,000
Ross Stores, Inc.	6,000	168,300
Staples, Inc.	147,600	3,589,632

		14,298,107

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc., Class B	28,500	2,308,500

Thrifts & Mortgage Finance - 1.4%
Fannie Mae	34,300	1,649,830
Freddie Mac	31,100	1,773,011
Golden West Financial Corp.	22,500	1,669,500
MGIC Investment Corp.	5,924	385,060
Washington Mutual, Inc.	60,179	2,742,959

		8,220,360

Trading Companies & Distributors - 0.0%
WESCO International, Inc.*	1,500	103,500

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	32,000	995,840

	Shares	Value
Venture Capital - 1.4%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	38,033
Series C Preferred (b)(i)*	117,647	27,191
Series H Preferred (b)(i)*	3,463,856	236,207
Allos Therapeutics*	171,271	599,449
CFBanc Corp.(b)(i)*	27,000	377,214
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—
Community Bank of the Bay (b)*	4,000	44,000
Community Growth Fund*	1,498,306	1,192,872
Distributed Energy Systems Corp.:
Common Stock*	14,146	73,135
Warrants (strike price $2.80/share, expires 12/17/06)(b)(i)*	1,652	3,915
Warrants (strike price $2.80/share, expires 12/17/06)(b)(i)*	551	1,306
Evergreen Solar, Inc.*	66,000	856,680
Gaiam, Inc.*	12,500	175,250
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13)(b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	98,717
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12)(b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	231,315
Series C Preferred (b)(i)*	36,984	52,886
Hayes Medical Inc. :
Common Stock (b)(i)*	177,474	—
Series A-1 Preferred (b)(i)*	412,500	—
Series B Preferred (b)(i)*	349,896	17,495
Series C Preferred (b)(i)*	603,359	120,672
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
Medimmune, Inc.*	19,854	538,043
Neighborhood Bancorp(b)(i)*	10,000	182,630
Pharmadigm, Inc.(b)(i)*	568	—
Plethora Technology, Inc.:
Common Stock Warrants (strike price $0.01/share, expires 4/29/15)(b)(i)*	72,000	—
Series A Preferred (a)(b)(i)*	825,689	526,377
Series A Preferred, Warrants (strike price $0.85/share, expires 6/9/13)(b)(i)*	176,471	—
ProFund International SA:
Common (b)(i)*	7,500	—
Preferred (b)(i)*	100,982	38,214
Seventh Generation, Inc.(b)(i)*	200,295	1,665,152
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	159,398
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)(b)(i)*	11,920	2,143
Wild Planet Toys, Inc.:
Series B Preferred (b)(i)*	476,190	714,285
Series E Preferred (b)(i)*	129,089	193,634
Wind Harvest Co., Inc. Series A Preferred (b)(i)*	8,696	1

		8,197,265

Total Equity Securities (Cost $306,832,574)		347,955,157

	ADJUSTED
	BASIS

Limited Partnership Interest - 0.7%
Angels With Attitude LLC (a)(b)(i)*	$200,000	125,123
Coastal Venture Partners (b)(i)*	182,251	125,913
Commons Capital (b)(i)*	355,331	231,734
Environmental Private Equity Fund II (b)(i)*	13,863	50,949
First Analysis Private Equity Fund IV (b)(i)*	390,315	533,834
GEEMF Partners (a)(b)(i)*	185,003	589,679
Global Environment Emerging Markets Fund (b)(i)*	757,589	1,286,071
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	36,558
Infrastructure and Environmental Private Equity Fund III (b)(i)*	493,425	283,670
Labrador Ventures III (b)(i)*	360,875	86,157
Labrador Ventures IV (b)(i)*	826,683	287,343
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	150,000	85,008
Poland Partners (b)(i)*	—	55,425
Solstice Capital (b)(i)*	360,526	298,268
Utah Ventures II (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,058	25,144

Total Limited Partnership Interest (Cost $6,104,013)		4,100,877

	PRINCIPAL
	AMOUNT

Corporate Bonds - 20.3%
ACLC Business Loan Receivables Trust, 5.849%, 10/15/21 (e)(r)	622,029	600,022
AgFirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	1,994,114
Alliance Mortgage Investments, 12.56%, 6/1/10 (r)	386,666	386,666
APL Ltd., 8.00%, 1/15/24	550,000	495,687
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	975,279
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	5,250,000	3,071,250
Atmos Energy Corp., 5.443%, 10/15/07 (r)	2,000,000	1,999,581
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,750,000	2,618,358
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	750,000	798,300
BAC Capital Trust XI, 6.625%, 5/23/36	2,500,000	2,475,877
Banco Santander Chile, 5.633%, 12/9/09 (e)(r)	1,500,000	1,499,385
Barclays Bank plc, 6.278%, 12/29/49 (r)	1,000,000	873,020
BB&T Capital Trust II, 6.75%, 6/7/36	1,000,000	998,729
BellSouth Telecommunications, Inc., STEP,0.00% to 12/15/15, 6.65% thereafter to 12/15/2095 (r)	1,500,000	645,008
BF Saul, 7.50%, 3/1/14	750,000	753,750
Brandywine Operating Partnership LP, 5.415%, 4/1/09 (r)	1,000,000	999,042
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,272,316
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,897,576
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	250,312
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/06 (b)(i)*	297,877	—
Convertible Notes II, 10.00%, 8/31/06 (b)(i)*	32,500	—
Convertible Notes III, 10.00%, 8/31/06 (b)(i)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/06 (b)(i)*	25,000	—
Community Reinvestment Revenue Notes, 5.68%, 6/1/31 (e)	1,500,000	1,497,187
Credit Suisse First Boston USA Inc., 5.428%, 3/2/11 (r)	2,000,000	1,999,912
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,799,062
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,088,877
Duke Realty LP, 5.697%, 12/22/06 (r)	2,000,000	2,000,311
E*Trade Financial Corp., 8.00%, 6/15/11	500,000	511,250
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	985,089
First National Bank of Omaha, 7.32%, 12/1/10	500,000	497,811
First Tennessee Bank:
5.316%, 12/8/08	2,500,000	2,484,626
5.65%, 4/1/16	1,500,000	1,446,725
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,500,000	1,489,309
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	478,048
Trust III, 5.361%, 2/15/36 (e)	300,000	291,598
Goldman Sachs Group, Inc.:
5.887%, 3/22/16 (r)	2,250,000	2,244,722
6.345%, 2/15/34	1,500,000	1,403,105
6.45%, 5/1/36	1,000,000	961,602
HBOS plc:
5.92% to 10/1/15, floating rate thereafter to 9/29/49 (e)(r)	750,000	679,116
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,300,000	1,135,816
Health Care REIT, Inc., 6.20%, 6/1/16	500,000	482,830
HRPT Properties Trust, 5.941%, 3/16/11 (r)	2,000,000	2,000,172
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,003,359
Impac CMB Trust, 5.593%, 5/25/35 (r)	3,135,965	3,142,427
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,349,432
Interpool Capital Trust, 9.875%, 2/15/27	1,000,000	1,018,750
JPMorgan Chase & Co., 5.47%, 10/28/08 (r)	3,850,000	3,847,622

	PRINCIPAL
	AMOUNT

Kaupthing Bank HF:
5.381%, 12/1/09 (r)	1,500,000	1,471,650
7.125%, 5/19/16 (e)	1,300,000	1,298,621
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	719,886
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,000,000	852,333
Leucadia National Corp., 7.00%, 8/15/13	720,000	702,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	8,480
8.30%, 12/1/37 (e)(m)*	6,130,000	30,650
8.45%, 12/1/97 (e)(m)*	2,560,000	12,800
Masco Corp., 5.533%, 3/9/07 (e)(r)	2,000,000	2,000,942
Meridian Funding Co. LLC, 5.539%, 10/15/14 (e)(r)	3,000,000	3,001,041
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	1,000,000	892,660
5.30%, 8/1/50 (e)	750,000	671,693
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	1,000,000	907,900
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	500,000	476,234
6.90%, 10/1/37	1,000,000	1,013,382
New York State Community Statutory Trust II, 9.218%, 12/28/31 (e)(r)	500,000	501,875
Odyssey Re Holdings Corp., 6.875%, 5/1/15	750,000	704,946
Orkney Re II plc, Series B, 7.74%, 12/21/35 (e)(r)	1,100,000	1,100,000
Pacific Pilot Funding Ltd., 5.83%, 10/20/16 (e)(r)	993,872	991,482
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	494,532
Pioneer Natural Resources Co., 6.875%, 5/1/18	3,950,000	3,803,396
Plethora Technology, 12.00%, 12/31/06 (b)(i)	150,000	150,000
Preferred Term Securities IX Ltd., 5.71%, 4/3/33 (e)(r)	1,000,000	1,006,920
Premium Asset Trust, 5.273%, 10/8/09 (e)(r)	2,500,000	2,502,035
Prudential Financial, Inc., 5.46%, 6/13/08 (r)	1,500,000	1,502,237
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,000,000	1,094,108
RBS Capital Trust I, 6.299%, 9/29/49 (r)	1,500,000	1,499,363
Reed Elsevier Capital, Inc., 5.659%, 6/15/10 (r)	3,000,000	2,999,003
Rose Smart Growth Fund I, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000
Rouse Co. LP, 6.75%, 5/1/13 (e)	1,000,000	979,323
Sabre Holdings Corp., 6.35%, 3/15/16	500,000	468,709
Santander Issuances SA Unipersonal, 5.774%, 6/20/16 (e)(r)	1,000,000	1,016,133
Sovereign Bancorp, Inc., 5.511%, 3/1/09 (e)(r)	1,000,000	999,063
Sovereign Bank, 4.00%, 2/1/08	1,235,000	1,202,843
Sovereign Capital Trust VI, 7.908%, 6/13/36	500,000	507,384
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	299,538
Spieker Properties LP, 6.75%, 1/15/08	3,500,000	3,542,929
Swiss Re Capital I LP, 6.854% to 5/25/16, floating rate thereafter to 5/29/49 (e)(r)	1,000,000	972,625
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	25,075,543	2,997,029
UnumProvident Corp., 5.997%, 5/15/08	1,000,000	996,644
Wachovia Capital Trust III, 5.80% to 03/1/11, floating rate thereafter to 3/15/42 (r)	1,000,000	974,298

Total Corporate Bonds (Cost $127,774,150)		115,809,717

	PRINCIPAL
	AMOUNT

U.S. Government Agencies and Instrumentalities - 7.5%
Fannie Mae, 5.50%, 12/25/16	1,448,698	1,416,712
Federal Home Loan Bank:
0.00%, 2/5/07 (r)	1,000,000	961,250
STEP, 4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	5,000,000	4,963,744
0.00%, 12/28/07 (r)	2,000,000	1,833,400
Federal Home Loan Bank Discount Notes, 7/3/06	19,000,000	18,994,828
Freddie Mac:
5.125%, 12/15/13	9,716,968	9,450,114
5.625%, 11/23/35	2,500,000	2,313,755
Small Business Administration:
5.038%, 3/10/15	995,117	945,751
4.94%, 8/10/15	1,976,823	1,907,104

Total U.S. Government Agencies and Instrumentalities (Cost $43,429,805)		42,786,658

Municipal Obligations - 0.3%
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	3,750,000	1,607,588

Total Municipal Obligations (Cost $3,766,945)		1,607,588

	PRINCIPAL
	AMOUNT

Taxable Municipal Obligations - 8.9%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	190,938
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	6,000,000	4,476,000
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	711,622
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	469,835
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	793,808
5.01%, 8/1/15	635,000	602,761
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,500,000	1,459,335
Detroit Michigan GO Bonds, 5.15%, 4/1/25	3,000,000	2,662,440
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	479,415
Howell Township New Jersey School District GO Bonds, 5.10%, 7/15/17	1,505,000	1,419,937
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,380,000	1,365,358
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	950,000	910,185
6.01%, 7/15/21	2,500,000	2,480,400
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	606,639
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	488,735
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,425,741
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	803,435
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,089,399
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	654,934
New York State MMC Corp. Revenue Bonds, 5.25%, 11/1/35 (r)	1,000,000	1,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,762,920
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.383%, 9/1/16	3,000,000	2,888,370
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	750,000	697,875
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	2,864,200
6/30/14	1,500,000	954,570
Pennsylvania Commonwealth Financing Authority Revenue Bonds, 5.631%, 6/1/23	2,000,000	1,973,940
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	691,297
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	2,500,000	2,490,575
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	470,175
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	481,970
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,500,000	1,481,295
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	872,550
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	714,232
3.90%, 12/1/09	1,150,000	1,093,271
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	345,000	339,377
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	912,000	924,385
University of Central Florida COPs, 5.375%, 10/1/35	1,500,000	1,327,290
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,329,855
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	520,424
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	931,690

Total Taxable Municipal Obligations (Cost $53,150,114)		50,901,178

	PRINCIPAL
	AMOUNT

High Social Impact Investments - 0.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	5,016,666	4,723,342

Total High Social Impact Investments (Cost $5,016,666)		4,723,342

Certificates of Deposit - 0.1%
Alternative Federal Credit Union, 2.75%, 11/30/06 (b)(k)	50,000	49,885
First American Credit Union, 4.00%, 12/23/06 (b)(k)	92,000	91,696
Mission Area Federal Credit Union, 2.00%, 11/18/06 (b)(k)	50,000	49,920
Native American Credit Union, 2.79%, 11/13/06 (b)(k)	92,000	91,788
ShoreBank & Trust, 4.00%, 12/6/06 (b)(k)	100,000	99,670

Total Certificates of Deposit (Cost $384,000)		382,959

TOTAL INVESTMENTS (Cost $546,458,267) - 99.5%		568,267,476
Other assets and liabilities, net - 0.5%		3,083,662

NET ASSETS - 100%		$571,351,138

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	123	09/06	$24,942,094	($83,359)
10 Year U.S. Treasury Notes	703	09/06	73,716,141	(184,083)

Total Purchased				($267,442)

Sold:
U.S. Treasury Bonds	256	09/06	$27,304,000	$65,235
5 Year U.S. Treasury Notes	280	09/06	28,953,750	181,890

Total Sold				$247,125

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred until July 1, 2007. At June 30, 2006 accumulated deferred interest totaled $1,021,599 and includes interest accrued since and due on October 1, 2003.

(i)	Restricted securities represent 2.7% of net assets of the Portfolio.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

BALANCED PORTFOLIO	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc., Series B Preferred	2/26/1997	$200,001
Agraquest, Inc., Series C Preferred	3/11/98 - 6/27/03	200,000
AgraQuest, Inc, Series H Preferred	5/25/05 - 5/18/06	236,207
Angels With Attitude LLC	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	7/1/2004	5,016,666
CFBanc Corp.	3/14/03	270,000
CitySoft Note I, 10.00%, 8/31/06	10/15/02	297,877
CitySoft Note II, 10.00%, 8/31/06	9/9/03	32,500
CitySoft Note III, 10.00%, 8/31/06	5/4/04	25,000
CitySoft Note IV, 10.00%, 8/31/06	3/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	5/4/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	4/11/03	—
(strike price $0.14/share, expires 02/28/13)	4/11/03	—
(strike price $0.28/share, expires 02/28/13)	4/11/03	—
(strike price $0.01/share, expires 05/31/13)	7/15/03	—
(strike price $0.14/share, expires 05/31/13)	7/15/03	—
(strike price $0.28/share, expires 05/31/13)	7/15/03	—
(strike price $0.01/share, expires 08/31/13)	9/9/03	—
(strike price $0.14/share, expires 08/31/13)	9/9/03	—
(strike price $0.28/share, expires 08/31/13)	9/9/03	—
(strike price $0.01/share, expires 09/4/13)	3/11/05	—
(strike price $0.01/share, expires 09/4/13)	9/9/03	—
(strike price $0.01/share, expires 09/4/13)	5/4/04	—
(strike price $0.14/share, expires 09/4/13)	9/9/03	—
(strike price $0.28/share, expires 09/4/13)	9/9/03	—
(strike price $0.01/share, expires 11/30/13)	1/16/04	—
(strike price $0.14/share, expires 11/30/13)	1/16/04	—
(strike price $0.28/share, expires 11/30/13)	1/16/04	—
(strike price $0.01/share, expires 4/21/14)	3/11/05	—
Coastal Venture Partners	6/7/96 - 6/22/00	182,251
Commons Capital	2/15/01 - 5/8/06	355,332
Distributed Energy Systems Corp. Warrants (strike price $2.80/share, expires 12/17/06):
Tranch 1	1/6/04	—
Tranch 2	1/6/04	—

BALANCED PORTFOLIO	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Environmental Private Equity Fund II	12/31/93 - 11/21/97	13,863
First Analysis Private Equity Fund IV	2/25/02 - 6/6/06	390,315
GEEMF Partners	2/28/97	185,003
Global Environment Emerging Markets Fund	1/14/94 - 12/1/95	757,589
H2Gen Innovations, Inc., Common Stock	11/4/04	—
H2Gen Innovations, Inc., Common Warrants (strike price $1.00/share, expires 10/31/13)	11/6/03 - 2/2/04	—
H2Gen Innovations, Inc., Series A Preferred	12/30/02	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/7/02	—
H2Gen Innovations, Inc., Series B Preferred	11/6/03 - 10/21/04	161,759
H2Gen Innovations, Inc., Series C Preferred	6/1/06	52,886
Hambrecht & Quist Environmental Technology Fund	8/11/89 - 8/10/94	254,513
Hayes Medical Common Stock	1/31/97 - 7/22/99	504,331
Hayes Medical Series A-1 Preferred Stock	8/19/05	4,331
Hayes Medical Series B Preferred Stock	8/19/05 - 2/10/06	139,958
Hayes Medical Series C Preferred Stock	8/19/05 - 2/10/06	120,672
Inflabloc Pharmaceuticals, Inc.	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III	4/16/97 - 2/12/01	493,425
KDM Development Corp., 2.41%, 12/31/07	11/3/99	719,886
Labrador Ventures III	8/11/98 - 4/2/01	360,875
Labrador Ventures IV	12/14/99 - 6/27/05	826,683
Milepost Ventures	5/27/98 - 4/23/02	500,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03 - 6/20/05	150,000
Pharmadigm, Inc.	7/5/96 - 6/18/97	238,055
Plethora Technology, 12.00%, 12/31/06	6/8/06	150,000
Plethora Technology Common Warrants (strike price $0.01/share, expires 4/29/15)	6/23/03 - 2/10/04	75,360
Plethora Technology Series A Preferred Stock	4/29/05 - 5/13/05	701,835
Plethora Technology Series A Preferred Warrants (strike price $0.85/share, expires 6/9/13)	6/8/06	—
Poland Partners	4/13/94 - 7/23/01	—
ProFund International SA, Common	8/29/95 - 5/25/99	7,500
ProFund International SA, Preferred	1/12/96 - 9/09/03	100,982
Rose Smart Growth Fund I, 6.045%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/02 - 5/6/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	6/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $0.01, expires 5/26/2015)	5/27/05	—
Solstice Capital	6/26/01 - 3/28/06	360,526
Utah Ventures II	11/17/97 - 2/5/03	867,581
Venture Strategy Partners	8/21/98 - 2/26/03	206,058
Wild Planet Toys, Inc., Series B Preferred	7/12/94	200,000
Wild Planet Toys, Inc., Series E Preferred	4/9/98	180,725
Wind Harvest Co., Inc. Series A Preferred	5/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Principal
	Amount	Value

Corporate Bonds - 48.4%
ACLC Business Loan Receivables Trust, 5.849%, 10/15/21 (e)(r)	$622,029	$600,022
AgFirst Farm Credit Bank:
7.30%, 10/14/49 (e)	2,000,000	1,994,114
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,000,000	1,078,700
Alliance Mortgage Investments, 12.56%, 6/1/10 (r)	483,333	483,333
APL Ltd., 8.00%, 1/15/24	400,000	360,500
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	975,279
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	3,500,000	2,047,500
Atmos Energy Corp., 5.443%, 10/15/07 (r)	3,500,000	3,499,267
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,475,000	3,330,996
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	532,200
BAC Capital Trust XI, 6.625%, 5/23/36	5,000,000	4,951,755
Banco Santander Chile, 5.633%, 12/9/09 (e)(r)	1,500,000	1,499,385
Barclays Bank plc, 6.278% to 12/15/34, floating rate thereafter to 12/29/49 (r)	1,500,000	1,309,530
BB&T Capital Trust II, 6.75%, 6/7/36	2,680,000	2,676,594
BellSouth Telecommunications, Step Coupon, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	2,500,000	1,075,013
BF Saul, 7.50%, 3/1/14	1,000,000	1,005,000
Brandywine Operating Partnership LP, 5.415%, 4/1/09 (r)	3,000,000	2,997,127
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,272,316
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,897,578
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	500,625
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	1,985,625
Credit Suisse First Boston USA Inc., 5.428%, 3/2/11 (r)	2,500,000	2,499,890
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,799,062
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,088,877
Duke Realty LP, 5.697%, 12/22/06 (r)	2,000,000	2,000,311
E*Trade Financial Corp., 8.00%, 6/15/11	500,000	511,250
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	985,089
First National Bank of Omaha, 7.32%, 12/1/10	1,000,000	995,622
First Tennessee Bank:
5.316%, 12/8/08	5,000,000	4,969,252
5.65%, 4/1/16	2,500,000	2,411,208
Glitnir Banki HF:
5.228%, 10/15/08 (e)(r)	2,000,000	1,999,708
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	750,000	744,654
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	956,097
Global Signal Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,457,988
Goldman Sachs Group, Inc.:
5.887%, 3/22/16 (r)	5,000,000	4,988,270
6.345%, 2/15/34	1,000,000	935,403
6.45%, 5/1/36	1,000,000	961,602
HBOS plc:
5.92% to 10/1/15, floating rate thereafter to 9/29/49 (e)(r)	1,000,000	905,488
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	2,700,000	2,359,005
Health Care REIT, Inc., 6.20%, 6/1/16	750,000	724,244
HRPT Properties Trust, 5.941%, 3/16/11(r)	5,000,000	5,000,429
HSBC Finance Corp., 4.45%, 9/15/08	3,000,000	2,927,730
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,006,717
Impac CMB Trust:
5.593%, 5/25/35 (r)	3,135,965	3,142,427
5.643%, 8/25/35 (r)	2,094,486	2,098,285

	Principal
	Amount	Value

Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	3,000,000	2,819,318
Interpool Capital Trust, 9.875%, 2/15/27	2,095,000	2,134,281
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,355,000	2,208,919
JPMorgan Chase & Co., 5.47%, 10/28/08 (r)	6,725,000	6,720,846
Kaupthing Bank HF:
5.381%, 12/1/09	2,000,000	1,962,200
7.125%, 5/19/16 (e)	2,650,000	2,647,188
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,278,499
Landesbank Baden-Wuerttemberg, 4.77%, 2/28/07 (r)	5,000,000	4,994,600
Leucadia National Corp., 7.00%, 8/15/13	1,120,000	1,092,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	14,710
8.30%, 12/1/37 (e)(m)*	3,500,000	17,500
Masco Corp., 5.533%, 3/9/07 (e)(r)	3,000,000	3,001,413
Meridian Funding Co. LLC, 5.539%, 10/15/14 (e)(r)	5,000,000	5,001,735
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	1,000,000	892,660
5.30%, 8/1/50 (e)	1,250,000	1,119,488
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	1,500,000	1,361,850
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	1,000,000	952,468
6.90%, 10/1/37	1,300,000	1,317,396
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,100,000	1,033,920
Orkney Re II plc, Series B, 7.74%, 12/21/35 (e)(r)	1,700,000	1,700,000
Pacific Pilot Funding Ltd., 5.83%, 10/20/16 (e)(r)	993,872	991,482
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	494,532
Pioneer Natural Resources Co.:
5.875%, 7/15/16	1,050,000	956,128
6.875%, 5/1/18	6,550,000	6,306,898
Preferred Term Securities IX Ltd., 5.71%, 4/3/33 (e)(r)	1,000,000	1,006,920
Premium Asset Trust, 5.273%, 10/8/09 (e)(r)	3,000,000	3,002,442
Prudential Financial, Inc., 5.46%, 6/13/08 (r)	2,000,000	2,002,983
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,500,000	1,641,162
RBS Capital Trust I, 6.299%, 9/29/49 (r)	2,000,000	1,999,150
Reed Elsevier Capital, Inc., 5.659%, 6/15/10 (r)	3,500,000	3,498,837
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,419,182
Rouse Co. LP, 6.75%, 5/1/13 (e)	2,500,000	2,448,307
Sabre Holdings Corp., 6.35%, 3/15/16	1,000,000	937,417
Santander Issuances SA Unipersonal , 5.774%, 6/20/16 (e)(r)	6,000,000	6,096,796
Sovereign Bancorp, Inc., 5.511%, 3/1/09 (e)(r)	3,315,000	3,311,895
Sovereign Bank, 4.00%, 2/1/08	1,500,000	1,460,943
Sovereign Capital Trust VI, 7.908%, 6/13/36	1,000,000	1,014,769
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	299,538
Spieker Properties LP, 6.75%, 1/15/08	6,000,000	6,073,593
Swiss Re Capital I LP, 6.854% to 5/25/16, floating rate thereafter to 5/29/49 (e)(r)	1,500,000	1,458,939
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	45,257,613	5,409,190
Union Financial Services 1, Inc. VRDN, 5.75%, 12/1/32 (r)	9,700,000	9,700,000
UnumProvident Corp., 5.997%, 5/15/08	2,000,000	1,993,288
Wachovia Capital Trust III, 5.80% to 03/1/11, floating rate thereafter to 3/15/42 (r)	2,000,000	1,948,596

Total Corporate Bonds (Cost $207,809,229)		200,291,634

	Principal
	Amount	Value

Taxable Municipal Obligations - 29.0%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	149,589
5.32%, 3/1/15	165,000	158,694
5.47%, 3/1/18	190,000	181,311
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/06	2,290,000	2,258,375
10/1/08	9,545,000	8,401,223
10/1/11	11,655,000	8,694,630
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,186,038
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	750,000	704,753
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,138,792
Zero Coupon, 6/1/12	1,530,000	1,097,377
Zero Coupon, 6/1/13	1,585,000	1,073,314
5.58%, 8/1/13	1,085,000	1,075,571
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,047,832
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,105,219
5.01%, 8/1/15	700,000	664,461
Zero Coupon, 6/1/19	2,910,000	1,360,221
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	750,510
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,685,714
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,348,782
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/19	280,000	126,176
12/1/20	700,000	293,986
12/1/21	700,000	274,757
12/1/24	620,000	203,521
Detroit Michigan GO Bonds, 5.15%, 4/1/25	5,000,000	4,437,400
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,426,505
Fairfield California Pension Obligation Revenue Bonds, 5.22%, 6/1/20	845,000	789,399
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,254,307
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	858,153
Howell Township New Jersey School District GO Bonds, 5.20%, 7/15/18	1,585,000	1,494,180
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,380,000	1,365,358
Indiana State Bond Bank Revenue Bonds:
5.32%, 7/15/17	2,725,000	2,608,643
6.01%, 7/15/21	4,000,000	3,968,640
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	919,150
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,380,000	2,381,523
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,000,000	977,470
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,079,188
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,424,572
4.90%, 8/1/17	1,715,000	1,583,374
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	933,741
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,109,134
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	823,346
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	500,000	497,185
New York State MMC Corp. Revenue Bonds, 5.25%, 11/1/35 (r)	2,000,000	2,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	715,000	685,685
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.383%, 9/1/16	5,565,000	5,357,926
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	1,000,000	930,500
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,412,005
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,012,350
6/30/14	2,500,000	1,590,950
6/30/18	1,195,000	593,019

	Principal
	Amount	Value

Pennsylvania Commonwealth Financing Authority Revenue Bonds, 5.631%, 6/1/23	3,000,000	2,960,910
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	921,730
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	569,000	571,845
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	6,000,000	5,977,380
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	940,350
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	963,940
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	3,000,000	2,962,590
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	975,061
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,485,000	2,280,857
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,255,852
4.20%, 12/1/10	1,235,000	1,171,274
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	824,274
Texas Municipal Gas Corp. Gas Reservation Revenue Bonds, 2.60%, 7/1/07	465,000	457,420
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	800,000	810,864
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	560,342
University of Central Florida COPs, 5.375%, 10/1/35	2,000,000	1,769,720
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,773,140
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	504,846
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	436,459
4.76%, 1/1/12	475,000	453,516
4.82%, 1/1/13	500,000	472,990
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,538,521

Total Taxable Municipal Obligations (Cost $123,758,884)		120,078,430

U.S. Government Agencies and Instrumentalities - 18.6%
Fannie Mae, 5.50%, 12/25/16	2,414,497	2,361,187
Federal Home Loan Bank:
0.00%, 2/5/07 (r)	3,000,000	2,883,750
STEP, 4.60%, 10/26/07	7,000,000	6,949,242
0.00%, 12/28/07 (r)	5,000,000	4,583,500
Federal Home Loan Bank Discount Notes, 7/3/06	38,000,000	37,989,655
Freddie Mac:
4.125%, 7/12/10	3,000,000	2,854,550
5.125%, 12/15/13	13,250,411	12,886,519
5.625%, 11/23/35	3,500,000	3,239,256
Small Business Administration:
5.038%, 3/10/15	995,117	945,751
4.94%, 8/10/15	2,471,029	2,383,880

Total U.S. Government Agencies and Instrumentalities (Cost $78,124,630)		77,077,290

	Principal
	Amount	Value

High Social Impact Investments - 0.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	1,050,000	988,607

Total High Social Impact Investments (Cost $1,050,000)		988,607

	Shares

Equity Securities - 2.3%
Conseco, Inc., Preferred	85,000	$2,364,700
Manitoba Telecom Services, Inc.	9,261	377,168
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
ONEOK Partners LP	3,500	172,725
Richmond County Capital Corp., Preferred (e)	20	2,007,500
Roslyn Real Estate Asset Corp., Preferred	2	200,937
WoodBourne Pass-Through Trust, Preferred (e)	25	2,511,719

Total Equity Securities (Cost $9,180,991)		9,614,749

Total Investments (Cost $419,923,734) - 98.5%		408,050,710
Other assets and liabilities, net - 1.5%		6,209,148

NET ASSETS - 100%		$414,259,858

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	267	9/06	$54,142,594	($178,284)
10 Year U.S. Treasury Notes	1,527	9/06	160,120,266	(364,413)

Total Purchased				($542,697)

Sold:
5 Year U.S. Treasury Notes	568	9/06	$58,734,750	$332,821
U.S. Treasury Bonds	467	9/06	49,808,469	132,560

				$465,381

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.2% of net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

BOND PORTFOLIO
RESTRICTED SECURITIES	AQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/1/03	$1,050,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	SHARES	VALUE

EQUITY SECURITIES - 98.2%
Biotechnology - 2.9%
Amgen, Inc.*	550,000	$35,876,500

Capital Markets - 5.8%
A.G. Edwards, Inc.	250,000	13,830,000
Bank of New York Co., Inc.	650,000	20,930,000
SEI Investments Co.	770,000	37,637,600

		72,397,600

Chemicals - 3.7%
Air Products & Chemicals, Inc.	500,000	31,960,000
Ecolab, Inc.	363,300	14,742,714

		46,702,714

Commercial Banks - 4.1%
Synovus Financial Corp.	1,200,000	32,136,000
Wachovia Corp.	350,000	18,928,000

		51,064,000

Communications Equipment - 5.0%
Cisco Systems, Inc.*	2,000,000	39,060,000
Motorola, Inc.	1,200,000	24,180,000

		63,240,000

Consumer Finance - 2.6%
American Express Co.	600,000	31,932,000

Electrical Equipment - 3.5%
Cooper Industries Ltd.	160,000	14,867,200
Emerson Electric Co.	350,000	29,333,500

		44,200,700

Electronic Equipment & Instruments - 2.8%
CDW Corp.	250,000	13,662,500
Molex, Inc.	750,000	21,547,500

		35,210,000

Energy Equipment & Services - 2.8%
FMC Technologies, Inc.*	520,000	35,079,200

Food & Staples Retailing - 6.2%
Costco Wholesale Corp.	500,000	28,565,000
Sysco Corp.	600,000	18,336,000
Walgreen Co.	683,100	30,630,204

		77,531,204

Gas Utilities - 1.8%
Questar Corp.	280,000	22,537,200

Health Care Equipment & Supplies - 8.1%
Biomet, Inc.	750,000	23,467,500
Medtronic, Inc.	800,000	37,536,000
St. Jude Medical, Inc.*	600,000	19,452,000
Varian Medical Systems, Inc.*	450,000	21,307,500

		101,763,000

Health Care Providers & Services - 2.2%
Health Management Associates, Inc.	500,000	9,855,000
Patterson Co’s, Inc.*	500,000	17,465,000

		27,320,000

	SHARES	VALUE

Household Products - 5.1%
Colgate-Palmolive Co.	550,000	32,945,000
Procter & Gamble Co.	550,000	30,580,000

		63,525,000

Industrial Conglomerates - 2.7%
3M Co.	420,000	33,923,400

Insurance - 3.2%
Aflac, Inc.	550,000	25,492,500
Chubb Corp.	300,000	14,970,000

		40,462,500

Internet Software & Services - 1.5%
eBay, Inc.*	650,000	19,038,500

IT Services - 5.1%
Cognizant Technology Solutions Corp.*	320,000	21,558,400
First Data Corp.	400,000	18,016,000
Fiserv, Inc.*	550,000	24,948,000

		64,522,400

Machinery - 7.7%
Dover Corp.	750,000	37,072,500
Illinois Tool Works, Inc.	720,000	34,200,000
Pentair, Inc.	750,000	25,642,500

		96,915,000

Multiline Retail - 4.0%
Kohl’s Corp.*	590,000	34,880,800
Target Corp.	300,000	14,661,000

		49,541,800

Office Electronics - 1.4%
Zebra Technologies Corp.*	500,000	17,080,000

Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	300,000	20,802,000

Pharmaceuticals - 4.7%
Forest Laboratories, Inc.*	450,000	17,410,500
Johnson & Johnson	500,000	29,960,000
Pfizer, Inc.	500,000	11,735,000

		59,105,500

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	600,000	11,370,000
Linear Technology Corp.	500,000	16,745,000

		28,115,000

Software - 2.0%
Microsoft Corp.	1,100,000	25,630,000

Specialty Retail - 5.3%
Bed Bath & Beyond, Inc.*	700,000	23,219,000
Home Depot, Inc.	500,000	17,895,000
Staples, Inc.	1,050,000	25,536,000

		66,650,000

	SHARES	VALUE

Venture Capital - 0.1%
20/20 Gene Systems Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Cerionx Inc.:
Series A Preferred (a)(b)(i)*	175,932	353,148
Preferred Warrants (strike price $.01/share, expires 6/30/16) (b)(i)*	73,525	146,852
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09) (b)(i)*	75,000	—
Series A-2 Preferred (b)(i)*	150,000	30,000
Cylex, Inc.:
Series A-1 Preferred (b)(i)*	101,742	93,495
Series B Preferred (b)(i)*	787,268	211,775
Common Warrants (strike price $.0412/share, expires 11/12/13) (b)(i)*	285,706	—
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	98,717
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	231,316
Series C Preferred (b)(i)*	36,984	52,886
PowerZyme, Inc. Series D Preferred (b)(i)*	1,250,000	125,000

		1,343,189

Total Equity Securities (Cost $1,025,321,563)		1,231,508,407

	ADJUSTED
	BASIS	VALUE

Limited Partnership Interest - 0.0%
China Environment Fund 2004 (b)(i)*	$65,703	65,703
Sustainable Job Fund II (b)(i)*	100,000	100,000
SEAF India International Growth Fund LLC (b)(i)*	198,932	197,087

Total Limited Partnership Interest (Cost $364,635)		362,790

	PRINCIPAL AMOUNT

Corporate Bonds - 0.0%
20/20 Gene Systems Inc., 8.00%, 6/30/07 (b)(i)	250,000	187,500
Cylex, Inc., 6.00%, 12/15/06 (b)(i)	93,942	93,942

Total Corporate Bonds (Cost $343,942)		281,442

High Social Impact Investments - 0.5%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	6,800,000	6,402,404

Total High Social Impact Investments (Cost $6,800,000)		6,402,404

U.S. Government Agencies and Instrumentalities - 1.4%
Federal Home Loan Bank Discount Notes, 7/3/06	17,000,000	16,995,372

Total U.S. Government Agencies and Instrumentalities (Cost $16,995,372)		16,995,372

Total Investments (Cost $1,049,825,512) - 100.1%		1,255,550,415
Other assets and liabilities, net — (0.1%)		(892,414)

NET ASSETS - 100%		$1,254,658,001

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 0.7% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 6/30/07	8/29/03	$250,000
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/06	7/1/03-7/1/04	6,800,000
Cerionx:
Series A Preferred Stock	6/30/06	353,148
Series A Preferred Warrants (strike price $0.01/share, expires 6/30/2016)	6/30/06	146,852
China Environment Fund 2004 LP	9/15/05-4/6/06	65,703
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09)	5/17/05	—
Series A-2 Preferred	7/30/04	300,000
Cylex, Inc.:
Common Warrants (strike price $.0412/share, expires 11/12/13)	6/30/04	13,525
Series A-1 Preferred	6/30/04	335,750
Series B Preferred	6/30/04	211,775
Note, 6.00%, 12/15/06	4/3/06	93,942
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
PowerZyme, Inc., Series D Preferred	7/22/04	500,000
SEAF India International Growth Fund LLC	3/22/05-5/24/06	198,932
Sustainable Jobs Fund II LP	2/14/06-4/4/06	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

EQUITY SECURITIES - 98.3%

Aerospace & Defense - 0.4%
AAR Corp.*	13,100	$291,213

Air Freight & Logistics - 0.3%
EGL, Inc.*	600	30,120
United Parcel Service, Inc., Class B	2,700	222,291

		252,411

Airlines - 0.4%
Continental Airlines, Inc., Class B*	5,700	169,860
Southwest Airlines Co.	9,800	160,426

		330,286

Auto Components - 0.1%
Autoliv, Inc.	1,700	96,169

Biotechnology - 1.5%
Amgen, Inc.*	15,100	984,973
Gilead Sciences, Inc.*	3,200	189,312

		1,174,285

Building Products - 0.4%
Masco Corp.	9,500	281,580

Capital Markets - 3.0%
Charles Schwab Corp.	2,700	43,146
Goldman Sachs Group, Inc.	10,000	1,504,300
Nuveen Investments, Inc.	16,500	710,325

		2,257,771

Chemicals - 1.2%
H.B. Fuller Co.	13,200	575,124
Lubrizol Corp.	400	15,940
Praxair, Inc.	5,300	286,200

		877,264

Commercial Banks - 3.0%
US Bancorp	31,400	969,632
Wachovia Corp.	24,400	1,319,552

		2,289,184

Commercial Services & Supplies - 0.2%
United Stationers, Inc.*	3,500	172,620

Communications Equipment - 2.7%
Cisco Systems, Inc.*	71,200	1,390,536
Motorola, Inc.	19,100	384,865
Qualcomm, Inc.	8,000	320,560

		2,095,961

Computers & Peripherals - 4.0%
Dell, Inc.*	23,900	583,399
EMC Corp.*	18,800	206,236
Hewlett-Packard Co.	14,800	468,864
International Business Machines Corp.	23,700	1,820,634
Lexmark International, Inc.*	300	16,749

		3,095,882

Consumer Finance - 1.5%
American Express Co.	11,800	627,996
First Marblehead Corp.	8,900	506,766

		1,134,762

	Shares	Value

Containers & Packaging - 0.0%
Sealed Air Corp.	100	5,208

Diversified Financial Services - 6.3%
Bank of America Corp.	50,979	2,452,090
CIT Group, Inc.	9,800	512,442
JPMorgan Chase & Co.	44,684	1,876,728

		4,841,260

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	62,538	1,744,185

Electric Utilities - 1.1%
Cleco Corp.	19,500	453,375
Hawaiian Electric Industries, Inc.	2,700	75,357
IDACORP, Inc.	8,400	288,036

		816,768

Electrical Equipment - 1.5%
Acuity Brands, Inc.	7,400	287,934
Cooper Industries Ltd.	400	37,168
Genlyte Group, Inc.*	11,500	832,945

		1,158,047

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	5,800	183,048
Littelfuse, Inc.*	13,300	457,254
Molex, Inc.	1,500	50,355

		690,657

Energy Equipment & Services - 3.0%
Grant Prideco, Inc.*	500	22,375
Smith International, Inc.	11,500	511,405
Unit Corp.*	9,200	523,388
Universal Compression Holdings, Inc.*	9,600	604,512
Veritas DGC, Inc.*	12,400	639,592

		2,301,272

Food & Staples Retailing - 0.2%
Supervalu, Inc.	4,500	138,150
Walgreen Co.	1,000	44,840

		182,990

Food Products - 2.6%
General Mills, Inc.	22,100	1,141,686
Hershey Foods Corp.	2,300	126,661
Kellogg Co.	15,200	736,136

		2,004,483

Gas Utilities - 0.7%
Energen Corp.	13,100	503,171

Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co.	5,400	330,102
Medtronic, Inc.	14,900	699,108

		1,029,210

	Shares	Value

Health Care Providers & Services - 4.9%
AMERIGROUP Corp.*	16,300	505,952
AmerisourceBergen Corp.	21,900	918,048
Cardinal Health, Inc.	5,250	337,733
Caremark Rx, Inc.	7,100	354,077
Coventry Health Care, Inc.*	1,825	100,265
Express Scripts, Inc.*	8,600	616,964
McKesson Corp.	18,600	879,408

		3,712,447

Health Care Technology - 0.0%
TriZetto Group, Inc.*	400	5,916

Hotels, Restaurants & Leisure - 0.9%
CKE Restaurants, Inc.	1,600	26,576
Darden Restaurants, Inc.	16,200	638,280

		664,856

Household Durables - 0.9%
American Greetings Corp.	1,300	27,313
Black & Decker Corp.	6,800	574,328
Harman International Industries, Inc.	400	34,148
NVR, Inc.*	100	49,125

		684,914

Household Products - 3.5%
Colgate-Palmolive Co.	1,700	101,830
Kimberly-Clark Corp.	12,500	771,250
Procter & Gamble Co.	32,837	1,825,737

		2,698,817

Industrial Conglomerates - 1.7%
3M Co.	15,700	1,268,089

Insurance - 7.0%
21st Century Insurance Group	2,500	36,000
Chubb Corp.	13,100	653,690
Commerce Group, Inc.	12,300	363,342
Hartford Financial Services Group, Inc.	4,500	380,700
Lincoln National Corp.	3,900	220,116
Odyssey Re Holdings Corp.	6,200	163,370
Phoenix Co.’s, Inc.	1,900	26,752
Principal Financial Group	17,000	946,050
Prudential Financial, Inc.	9,600	745,920
Safeco Corp.	1,000	56,350
St. Paul Travelers Co.’s, Inc.	29,500	1,315,110
StanCorp Financial Group, Inc.	4,900	249,459
UnumProvident Corp.	10,500	190,365

		5,347,224

	Shares	Value

Internet & Catalog Retail - 0.0%
Liberty Media Holding Corp. — Interactive*	325	5,609

Internet Software & Services - 0.2%
eBay, Inc.*	1,500	43,935
Yahoo!, Inc.*	2,600	85,800

		129,735

IT Services - 3.2%
Acxiom Corp.	5,600	140,000
Automatic Data Processing, Inc.	22,300	1,011,305
First Data Corp.	17,400	783,696
Global Payments, Inc.	5,700	276,735
MPS Group, Inc.*	1,600	24,096
Tyler Technologies, Inc.*	19,500	218,400

		2,454,232

Life Sciences — Tools & Services - 0.1%
Applera Corp. — Applied Biosystems Group	1,600	51,760

Machinery - 5.3%
Cummins, Inc.	6,900	843,525
Danaher Corp.	13,100	842,592
Deere & Co.	500	41,745
Illinois Tool Works, Inc.	18,140	861,650
Nordson Corp.	6,100	299,998
Parker Hannifin Corp.	3,900	302,640
Terex Corp.*	7,100	700,770
Toro Co.	2,400	112,080
Valmont Industries, Inc.	1,800	83,682

		4,088,682

Media - 3.7%
Cablevision Systems Corp.	1,500	32,175
McGraw-Hill Co.’s, Inc.	21,800	1,095,014
Time Warner, Inc.	88,800	1,536,240
Univision Communications, Inc.*	4,400	147,400

		2,810,829

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	1,400	116,130

Multiline Retail - 2.0%
Kohl’s Corp.*	5,200	307,424
Nordstrom, Inc.	15,000	547,500
Target Corp.	13,700	669,519

		1,524,443

Multi-Utilities - 0.7%
NiSource, Inc.	5,000	109,200
OGE Energy Corp.	11,300	395,839

		505,039

	Shares	Value

Office Electronics - 0.2%
Xerox Corp.*	9,100	126,581

Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	8,100	245,025
EOG Resources, Inc.	17,000	1,178,780
Kinder Morgan, Inc.	11,100	1,108,779
Overseas Shipholding Group, Inc.	14,100	834,015
St Mary Land & Exploration Co.	4,500	181,125
XTO Energy, Inc.	12,042	533,099

		4,080,823

Paper & Forest Products - 0.4%
Weyerhaeuser Co.	5,400	336,150

Pharmaceuticals - 5.3%
Johnson & Johnson	32,700	1,959,384
Perrigo Co	16,800	270,480
Pfizer, Inc.	77,200	1,811,884

		4,041,748

Real Estate Investment Trusts - 1.4%
Colonial Properties Trust	1,000	49,400
Equity Office Properties Trust	3,500	127,785
FelCor Lodging Trust, Inc.	6,100	132,614
HRPT Properties Trust	1,200	13,872
New Century Financial Corp.	15,700	718,275

		1,041,946

Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc.*	5,400	134,460

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	34,400	651,880
Lam Research Corp.*	6,800	317,016
MEMC Electronic Materials, Inc.*	500	18,750
Micron Technology, Inc.*	35,400	533,124
Texas Instruments, Inc.	19,000	575,510

		2,096,280

Software - 3.0%
BEA Systems, Inc.*	27,800	363,902
BMC Software, Inc.*	8,400	200,760
Compuware Corp.*	15,700	105,190
Microsoft Corp.	64,600	1,505,180
MRO Software, Inc.*	7,100	142,497

		2,317,529

	Shares	Value

Specialty Retail - 4.1%
Barnes & Noble, Inc.	10,500	383,250
Best Buy Co., Inc.	7,600	416,784
Gap, Inc.	12,625	219,675
Home Depot, Inc.	39,600	1,417,284
Office Depot, Inc.*	4,400	167,200
Staples, Inc.	23,150	563,008

		3,167,201

Thrifts & Mortgage Finance - 2.4%
Fannie Mae	10,900	524,290
Freddie Mac	9,400	535,894
Washington Mutual, Inc.	17,025	776,000

		1,836,184

Trading Companies & Distributors - 0.0%
WESCO International, Inc.*	500	34,500

Wireless Telecommunication Services - 0.4%
American Tower Corp.*	10,200	317,424

Total Equity Securities (Cost $67,567,975)		75,226,187

	Principal Amount	Value

U.S. Government Agencies and Instrumentalities - 1.3%
Federal Home Loan Bank Discount Notes, 7/3/06	$1,000,000	999,728

Total U.S. Government Agencies and Instrumentalities (Cost $999,728)		999,728

TOTAL INVESTMENTS (Cost $68,567,703) - 99.6%		76,225,915
Other assets and liabilities, net - 0.4%		335,713

Net Assets - 100%		$76,561,628

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity (formerly Managed Index). Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
On January 21, 2005, the net assets of the Delaware Social Awareness Fund merged into the Calvert Social Investment Fund’s Equity Portfolio. The merger was accomplished by a tax-free exchange of 541,818 Class A, 637,378 Class B, 239,520 Class C, and 9,307 Class I shares of the Equity Portfolio (valued at $17,977,848, $19,750,182, $6,931,681, and $316,729 respectively) for 1,685,375 Class A, 1,971,291 Class B, 691,550 Class C, and 29,075 Class I shares of the Social Awareness Fund outstanding at January 21, 2005. The Social Awareness Fund’s net assets as of January 21, 2005, including $10,927,963 of unrealized appreciation, were combined with those of the Equity Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2006:

	Total Investments	% of Net Assets

Balanced	$15,838,900	2.8%
Bond	988,607	0.2%
Equity	8,389,825	0.7%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within five days for all Class I shares). The redemption fee is paid to the Portfolio and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Portfolio’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2006, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$158,373,137	$548,412,562	$420,051,657
Unrealized appreciation	—	52,516,068	1,185,898
Unrealized depreciation	—	32,661,154	13,186,845
Net unrealized appreciation/ (depreciation)	—	$19,854,914	($12,000,947)

		Equity	Enhanced Equity

Federal income tax cost of investments		$1,049,919,296	$68,979,632
Unrealized appreciation		237,267,442	10,629,243
Unrealized depreciation		31,636,323	3,382,960
Net unrealized appreciation/ (depreciation)		$205,631,119	$7,246,283
Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity

30-Sep-08	$41,585	—	—

30-Sep-10	14,601	—	$3,059,607
30-Sep-11	6,847	$33,032,362	2,870,948
30-Sep-12	—	—	—
30-Sep-13	6,183	—	—

	$69,216	$33,032,362	$5,930,555

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$125,123
GEEMF Partners LP	185,003	589,679
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	701,835	526,377

TOTALS	$1,586,838	$1,241,180
Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Cerionx, Inc.	$353,148	$353,148

TOTALS	$353,148	$353,148
NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $890,000 and $1,134,297 for the Balanced and Equity Portfolios, respectively, at June 30, 2006.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

MUTUAL FUNDS - 99.8%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	6,475	$201,582
Calvert Mid Cap Value Fund, Class I	8,080	144,947
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	28,418	331,927
Calvert Social Investment Fund:
Bond Portfolio, Class I	312,054	4,830,603
Enhanced Equity Portfolio, Class I	22,184	416,842
Equity Portfolio, Class I*	7,702	284,525
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	5,468	138,441
International Equity Fund, Class I	24,330	585,371

Total Mutual Funds (Cost $6,995,041)		6,934,238

TOTAL INVESTMENTS (Cost $6,995,041) - 99.8%		6,934,238
Other assets and liabilities, net - 0.2%		12,006

NET ASSETS - 100%		$6,946,244

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

Mutual Funds - 99.9%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	100,253	$3,120,867
Calvert Mid Cap Value Fund, Class I	38,220	685,662
Calvert Small Cap Value Fund, Class I	40,659	665,580
Calvert Social Index Series, Inc., Calvert Social Index Fund, Class I	133,571	1,560,114
Calvert Social Investment Fund:
Bond Portfolio, Class I	761,601	11,789,583
Enhanced Equity Portfolio, Class I	223,588	4,201,220
Equity Portfolio, Class I*	111,803	4,130,015
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	39,551	1,001,427
International Equity Fund, Class I	245,817	5,914,352
The Calvert Fund, Calvert New Vision Small Cap Fund, Class I*	39,339	714,784

Total Mutal Funds (Cost $33,540,919)		33,783,604

TOTAL INVESTMENTS (Cost $33,540,919) - 99.9%		33,783,604
Other assets and liabilities, net - 0.1%		35,745

Net Assets - 100%		$33,819,349

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30,2006

	Shares	Value

Mutual Funds - 99.4%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I *	53,716	$1,672,177
Calvert Mid Cap Value Fund, Class I	23,821	427,353
Calvert Small Cap Value Fund, Class I	51,516	843,315
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	61,482	718,114
Calvert Social Investment Fund.:
Bond Portfolio, Class I	92,600	1,433,453
Enhanced Equity Portfolio, Class I	102,989	1,935,163
Equity Portfolio, Class I *	64,303	2,375,359
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	16,700	422,832
International Equity Fund, Class I	149,549	3,598,143
The Calvert Fund.:
Calvert New Vision Small Cap Fund, Class I *	38,782	704,675

Total Mutual Funds (Cost $13,999,886)		14,130,584

TOTAL INVESTMENT (Cost $13,999,886) - 99.4%		14,130,584
Other assets and liabilities, net - 0.6%		85,541

NET ASSETS - 100%		$14,216,125

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund commenced operations on April 29, 2005. The Calvert Aggressive Allocation Fund commenced operations on June 30, 2005. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2006:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$7,000,739	$33,549,813	$14,004,169

Unrealized appreciation	84,798	604,213	215,476

Unrealized depreciation	151,299	370,422	89,061

Net unrealized appreciation/ (depreciation)	($66,501)	$233,791	$126,415

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	August 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date:	August 25, 2006

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	August 25, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 25, 2006